Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Senior Credit Facilities	Jun. 30, 2012 Data sublicense agreement	Dec. 31, 2011 Data sublicense agreement	Jun. 30, 2012 Senior Secured Term Loan Facility, Due November 2, 2018 Senior Credit Facilities	Dec. 31, 2011 Senior Secured Term Loan Facility, Due November 2, 2018 Senior Credit Facilities	Dec. 31, 2011 Senior Secured Revolving Credit Facility, Expiring On November 2, 2016 Senior Credit Facilities	Jun. 30, 2012 11% Senior Notes Due December 31, 2019 Senior Notes	Dec. 31, 2011 11% Senior Notes Due December 31, 2019 Senior Notes	Jun. 30, 2012 11.25% Senior Notes Due December 31, 2020 Senior Notes	Dec. 31, 2011 11.25% Senior Notes Due December 31, 2020 Senior Notes	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Predecessor Data sublicense agreement	Dec. 31, 2010 Predecessor First Lien Term Loan Facility, Due November 16, 2013 Prior Credit Facilities	Dec. 31, 2010 Predecessor Second Lien Term Loan Facility, Due May 16, 2014 Prior Credit Facilities	Dec. 31, 2010 Predecessor Incremental Borrowing On First Lien Term Loan Facility, Due November 16, 2013 Prior Credit Facilities
Line of Credit Facility [Line Items]
Long-term debt		$ 2,019,659		$ 30,659	$ 30,659	$ 1,262,860	$ 1,185,840	$ 15,000	$ 366,107	$ 365,743	$ 364,226	$ 363,866		$ 40,323	$ 650,172	$ 157,864	$ 97,884
Less current portion	(16,805)	(16,034)	(525)										(12,494)
Long-term debt	$ 2,007,047	$ 1,945,074											$ 933,749